Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest costs on benefit obligation	₱ 190	₱ 317	₱ 734
Service costs	1,093	1,614	1,313
Actual gain on plan assets	562	(460)	(1,582)
Unfunded status – net	408	(7,615)	(13,197)
Accrued benefit costs	482	7,760	13,342
Prepaid benefit costs (Note 19)	890	145	145
Curtailment/settlement gains and other adjustments	261		(99)
Net periodic benefit costs (Note 5)	1,544	1,931	1,948
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	22,298	28,197	22,638
Interest costs on benefit obligation	1,173	922	1,056
Service costs	1,093	1,614	1,313
Actuarial losses on obligations – experience	78	538	265
Actual benefits paid/settlements	(102)	(3,471)	(369)
Actuarial losses on obligations – economic assumptions	(3,972)	(5,502)	3,507
Curtailment and others	(4,685)		(213)
Present value of defined benefit obligations at end of the year	15,883	22,298	28,197
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(5,313)	(3,471)	(369)
Fair value of plan assets at beginning of the year	14,683	15,000	13,724
Actual contributions	6,359	3,614	3,227
Interest income on plan assets	983	605	322
Return on plan assets (excluding amount included in net interest)		(1,065)	(1,904)
Actual gain on plan assets	(421)
Fair value of plan assets at end of the year	₱ 16,291	₱ 14,683	₱ 15,000